Unaudited Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Operating activities:
Net loss for the period	$ (4,093)	$ (3,099)
Adjustments for non-cash items	(978)	507
Interest paid	(2)
Cash flow from operating activities before changes in working capital	(5,073)	(2,592)
Cash flow from changes in working capital:
Changes in net working capital	1,038	(358)
Net cash used in operating activities	(4,035)	(2,950)
Investing activities:
Investment in intangible assets	(60)
Purchase of property, plant and equipment	(282)	(64)
Receipt (payment) of non-current financial assets - leasehold deposits	15	(17)
Net cash used in investing activities	(327)	(81)
Financing activities:
Proceeds from issuance of shares	27,900
Transaction costs related to issuance of shares	(2,605)
Leasing installments	(43)	(18)
Net cash provided by/ (used in) financing activities	25,252	(18)
Net increase/ (decrease) in cash and cash equivalents	20,890	(3,049)
Cash and cash equivalents at January 1	5,834	9,559
Exchange rate adjustments on cash and cash equivalents	231	(165)
Cash and cash equivalents at March 31	$ 26,955	$ 6,345